Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income Statement [Abstract]
Net product sales (including related party sales of $124,000 for the fiscal year ended July 31, 2020)	$ 6,917,000	$ 1,909,000
Cost of goods sold	2,896,000	728,000
Gross Profit	4,021,000	1,181,000
Operating costs and expenses
Selling, general and administrative	3,695,000	6,416,000
Research and development	322,000	354,000
Total operating costs and expenses	4,017,000	6,770,000
Income (loss) from operations	4,000	(5,589,000)
Other income (expense)
Inducement to exercise warrants		(960,000)
Interest expense, net	(5,000)	(6,000)
Other income, net	5,000	1,000
Total other expense		(965,000)
Net income (loss)	$ 4,000	$ (6,554,000)
Net income (loss) per common share - basic	$ 0	$ (0.09)
Net income (loss) per common share - diluted	$ 0	$ (0.09)
Weighted average shares - basic	82,209,487	72,880,484
Weighted average shares - diluted	84,611,822	72,880,484